Other investments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of investments other than investments accounted for using equity method [Abstract]
Disclosure of investments other than investments accounted for using equity method [Table Text Block]	The details of such investments as of March 31, 2020 and 2019 are as follows:

	As of March 31, 2020						As of March 31, 2019
	Cost		Unrealized gain/(loss)		Fair value/ amortized cost (2)		Cost		Unrealized gain/(loss)		Fair value/ amortized cost (2)
Current portion
In units of mutual funds	Rs.	13,686	Rs.	146	Rs.	13,832	Rs.	15,933	Rs.	307	Rs.	16,240
In bonds		1,851		-		1,851		5,272		-		5,272
In commercial paper		967		-		967		459		-		459
In market linked debentures		2,000		(7)		1,993		-		-		-
Term deposits with banks		5,044		-		5,044		558		-		558
	Rs.	23,548	Rs.	139	Rs.	23,687	Rs.	22,222	Rs.	307	Rs.	22,529
Non-current portion
In equity securities (1)	Rs.	2,701	Rs.	(2,397)	Rs.	304	Rs.	2,703	Rs.	(1,911)	Rs.	792
Others		24		-		24		21		-		21
	Rs.	2,725	Rs.	(2,397)	Rs.	328	Rs.	2,724	Rs.	(1,911)	Rs.	813

(1)	Primarily represents the shares of Curis, Inc. Refer to Note 33 of these consolidated financial statements for further details.
(2)	Interest accrued but not due on bonds and debentures, commercial paper and term deposits with banks is included in other current assets.

For the purpose of measurement, the aforesaid investments are classified as follows:

Investments in units of mutual funds	Fair value through profit and loss
Investments in bonds, commercial paper, term deposits and others	Amortized cost
Investments in market linked debentures	Fair value through other comprehensive income
Investments in equity securities	Fair value through other comprehensive income (on account of irrevocable option elected at time of transition)